ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

	Common Stock		Cash	Acquired Backlog	Contingent Consideration Adjustment	Total Consideration
	Shares	Value
	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	—	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

The following table summarizes the final purchase price consideration and the allocation of the purchase price to the net assets acquired:

	Common Stock		Cash	Acquired Backlog	Contingent Consideration Adjustment	Total Consideration
	Shares	Value
	(in thousands)
Omni	1,049	$4,079	$6,655	$103	$(329)	$10,508
Practicare	293	1,137	2,394	17	(242)	3,306
CastleRock	359	1,395	2,339	28	—	3,762
Total	1,701	$6,611	$11,388	$148	$(571)	$17,576

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
17,576,000

The results of the valuation analysis are presented below:

Customer contracts and relationships	$8,225,000
Non-compete agreements	925,000
Tangible assets	61,256
Acquired backlog	148,408
Goodwill	8,216,336
Total purchase consideration	$17,576,000

Business Acquisition, Pro Forma Information [Table Text Block]

	Three Months Ended June 30, 2014	Six Months Ended June 30, 2014
	In ($000s) except per share data
Total revenue	$7,762	$15,251
Net loss	$(841)	$(2,185)
Net loss per share	$(0.16)	$(0.43)

Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Cash paid on date of acquisition	$275,000
Promissory note payable to Metro Medical	1,225,000
Total purchase consideration	$1,500,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The results of the valuation are presented below:

Customer contracts and relationships	$904,000
Non-compete agreement	252,000
Goodwill	344,000
$1,500,000

Business Acquisition, Pro Forma Information [Table Text Block]
	For the year ended December 31,
	2014	2013
Total revenue	$29,215,097	$28,423,215
Net loss	$(6,853,392)	$(5,660,681)
Net loss per share	$(0.97)	$(1.11)